Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7,598	$ 14,926	$ 13,035
Interest cost	16,800	15,741	16,626
Expected return on Plans’ assets	(22,678)	(20,892)	(20,302)
Amortization of prior service cost	0	(3)	218
Amortization of net actuarial loss	18,596	16,158	17,742
Total net periodic benefit cost	20,316	25,930	27,319
Accumulated benefit obligation	643,617	912,944	$ 865,273
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	149	156
Interest cost	38	30
Amortization of net actuarial loss	(111)	(110)
Total net periodic benefit cost	$ 76	$ 76